Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after March 31, 2026 up through July 28, 2026, which is the date that these consolidated financial statements are available to be issued, there were no other material subsequent events that require disclosure in these consolidated financial statements other than disclosed elsewhere and below.

Voluntary adoption of corporate governance enhancement measures

In July 2026, the Company announced that its board of directors had approved, and the Company had voluntarily adopted, a series of corporate governance enhancement measures intended to strengthen its corporate governance and enhance the protection of its public shareholders.

On July 21, 2026, the Company entered into a lock-up agreement with Ms. Kit Wong, the Company’s Chief Executive Officer and Chairman of the Board, pursuant to which Ms. Wong agreed that, for a period of one year from the date of the agreement and subject to limited customary exceptions, she will not offer, sell or otherwise transfer or dispose of any Class A ordinary shares of the Company, or enter into any hedging arrangement with respect to such shares.

The Company also elected to no longer rely on the exemptions from Nasdaq’s corporate governance requirements available to foreign private issuers under Nasdaq Listing Rule 5615(a)(3), and intends to comply with the corporate governance requirements under the Nasdaq listing rules applicable to U.S. domestic issuers. The Company will continue to qualify as a foreign private issuer for its reporting obligations under the Securities Exchange Act of 1934.

In addition, Ms. Wong irrevocably undertook to surrender to the Company, unconditionally and for no consideration, all 2,000,000 Class B ordinary shares with a par value of US$0.0001 each held by her (each carrying twenty votes per share), representing all of the issued and outstanding Class B ordinary shares. Upon surrender, these shares will be cancelled, following which no Class B ordinary shares will remain in issue and each Class A ordinary share will carry one vote. Immediately following the surrender and cancellation of Class B ordinary shares, the Company will have 15,178,000 ordinary shares issued and outstanding, of which Ms. Wong will hold 10,350,360 ordinary shares, representing approximately 68.19% of the issued and outstanding ordinary shares and of the aggregate voting power of the Company. The Company intends to convene a meeting of shareholders to approve amendments to its memorandum and articles of association to abolish the dual-class share structure in its entirety.